Parent Company Only Condensed Financial Information - Balance Sheet (Details) ¥ in Thousands	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 $ / shares	May 01, 2025 $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares
Current assets:
Cash and cash equivalents | ¥	¥ 860,455			¥ 1,904,674		¥ 863,118
Prepayments and other current assets, net | ¥	29,768			75,964
Total current assets | ¥	4,458,040			2,672,813
Non-current assets:
Total non-current assets | ¥	197,528			106,827
TOTAL ASSETS | ¥	4,655,568			2,779,640
Current liabilities
Accrued expenses and other current liabilities | ¥	777,416			586,990
Total current liabilities | ¥	1,138,726			940,811
TOTAL LIABILITIES | ¥	1,309,273			992,555
MEZZANINE EQUITY:
TOTAL MEZZANINE EQUITY | ¥				3,420,882		2,990,951	¥ 2,454,892
SHAREHOLDERS' (DEFICIT)/EQUITY:
Ordinary shares | ¥				71
Additional paid in capital | ¥	3,179,602			198,664
Accumulated deficit | ¥	(72,851)			(1,932,128)
Statutory reserves | ¥	230,033			80,975		0
Accumulated other comprehensive income | ¥	9,321			18,621
TOTAL SHAREHOLDERS' (DEFICIT)/EQUITY: | ¥	3,346,295			(1,633,797)		¥ (2,137,385)	¥ (1,880,347)
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' (DEFICIT)/EQUITY | ¥	¥ 4,655,568			¥ 2,779,640
Convertible redeemable preferred shares, shares outstanding (in shares) | shares				151,086,581		151,086,581	151,086,581
Ordinary shares, par value (in dollars per share) | $ / shares					$ 0.0001
Ordinary shares, shares authorized (in shares) | shares			500,000,000	348,913,419
Ordinary shares, shares issued (in shares) | shares				106,994,625
Ordinary shares, shares outstanding (in shares) | shares				106,994,625
Series Seed convertible redeemable preferred shares
MEZZANINE EQUITY:
TOTAL MEZZANINE EQUITY | ¥				¥ 692,051		¥ 563,088	¥ 430,851
SHAREHOLDERS' (DEFICIT)/EQUITY:
Convertible redeemable preferred stock, par value (in dollars per share) | $ / shares		$ 0.0001			0.0001
Convertible redeemable preferred shares, shares authorized (in shares) | shares				30,769,231
Convertible redeemable preferred shares, shares issued (in shares) | shares				30,769,231
Convertible redeemable preferred shares, shares outstanding (in shares) | shares				30,769,231		30,769,231	30,769,231
Series Angel convertible redeemable preferred shares
MEZZANINE EQUITY:
TOTAL MEZZANINE EQUITY | ¥				¥ 495,921		¥ 406,113	¥ 312,510
SHAREHOLDERS' (DEFICIT)/EQUITY:
Convertible redeemable preferred stock, par value (in dollars per share) | $ / shares		0.0001			0.0001
Convertible redeemable preferred shares, shares authorized (in shares) | shares				21,978,022
Convertible redeemable preferred shares, shares issued (in shares) | shares				21,978,022
Convertible redeemable preferred shares, shares outstanding (in shares) | shares				21,978,022		21,978,022	21,978,022
Series B convertible redeemable preferred shares
MEZZANINE EQUITY:
TOTAL MEZZANINE EQUITY | ¥				¥ 1,028,888		¥ 867,956	¥ 685,325
SHAREHOLDERS' (DEFICIT)/EQUITY:
Convertible redeemable preferred stock, par value (in dollars per share) | $ / shares		0.0001			0.0001
Convertible redeemable preferred shares, shares authorized (in shares) | shares				45,315,510
Convertible redeemable preferred shares, shares issued (in shares) | shares				45,315,510
Convertible redeemable preferred shares, shares outstanding (in shares) | shares				45,315,510		45,315,510	45,315,510
Series C1 convertible redeemable preferred shares
MEZZANINE EQUITY:
TOTAL MEZZANINE EQUITY | ¥				¥ 851,362		¥ 816,130	¥ 726,861
SHAREHOLDERS' (DEFICIT)/EQUITY:
Convertible redeemable preferred stock, par value (in dollars per share) | $ / shares		0.0001			0.0001
Convertible redeemable preferred shares, shares authorized (in shares) | shares				37,373,616
Convertible redeemable preferred shares, shares issued (in shares) | shares				37,373,616
Convertible redeemable preferred shares, shares outstanding (in shares) | shares				37,373,616		37,373,616	37,373,616
Series C2 convertible redeemable preferred shares
MEZZANINE EQUITY:
TOTAL MEZZANINE EQUITY | ¥				¥ 352,660		¥ 337,664	¥ 299,345
SHAREHOLDERS' (DEFICIT)/EQUITY:
Convertible redeemable preferred stock, par value (in dollars per share) | $ / shares		0.0001			0.0001
Convertible redeemable preferred shares, shares authorized (in shares) | shares				15,650,202
Convertible redeemable preferred shares, shares issued (in shares) | shares				15,650,202
Convertible redeemable preferred shares, shares outstanding (in shares) | shares				15,650,202		15,650,202	15,650,202
Class A ordinary shares
SHAREHOLDERS' (DEFICIT)/EQUITY:
Ordinary shares | ¥	¥ 135
Ordinary shares, par value (in dollars per share) | $ / shares		0.0001	$ 0.0001		0.0001
Ordinary shares, shares authorized (in shares) | shares	300,000,000		300,000,000
Ordinary shares, shares issued (in shares) | shares	194,348,706
Ordinary shares, shares outstanding (in shares) | shares	194,348,706
Class B ordinary shares
SHAREHOLDERS' (DEFICIT)/EQUITY:
Ordinary shares | ¥	¥ 55
Ordinary shares, par value (in dollars per share) | $ / shares		0.0001	$ 0.0001		0.0001
Ordinary shares, shares authorized (in shares) | shares	100,000,000		100,000,000
Ordinary shares, shares issued (in shares) | shares	82,132,500
Ordinary shares, shares outstanding (in shares) | shares	82,132,500
Parent company | Reportable legal entity
Current assets:
Cash and cash equivalents | ¥	¥ 175,993			¥ 274,478
Prepayments and other current assets, net | ¥	451			11,556
Amounts due from subsidiaries | ¥	310,097			18,101
Total current assets | ¥	486,541			304,135
Non-current assets:
Investment in subsidiaries and the VIE | ¥	2,971,039			1,571,061
Total non-current assets | ¥	2,971,039			1,571,061
TOTAL ASSETS | ¥	3,457,580			1,875,196
Current liabilities
Accrued expenses and other current liabilities | ¥	5,780			16,227
Amounts due to subsidiaries | ¥	105,505			71,884
Total current liabilities | ¥	111,285			88,111
TOTAL LIABILITIES | ¥	111,285			88,111
MEZZANINE EQUITY:
TOTAL MEZZANINE EQUITY | ¥				3,420,882
SHAREHOLDERS' (DEFICIT)/EQUITY:
Ordinary shares | ¥				71
Additional paid in capital | ¥	3,179,602			198,664
Accumulated deficit | ¥	(72,851)			(1,932,128)
Statutory reserves | ¥	230,033			80,975
Accumulated other comprehensive income | ¥	9,321			18,621
TOTAL SHAREHOLDERS' (DEFICIT)/EQUITY: | ¥	3,346,295			(1,633,797)
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' (DEFICIT)/EQUITY | ¥	¥ 3,457,580			¥ 1,875,196
Ordinary shares, par value (in dollars per share) | $ / shares					0.0001
Ordinary shares, shares authorized (in shares) | shares				348,913,419
Ordinary shares, shares issued (in shares) | shares				106,994,625
Ordinary shares, shares outstanding (in shares) | shares				106,994,625
Parent company | Reportable legal entity | Series Seed convertible redeemable preferred shares
MEZZANINE EQUITY:
TOTAL MEZZANINE EQUITY | ¥				¥ 692,051
SHAREHOLDERS' (DEFICIT)/EQUITY:
Convertible redeemable preferred stock, par value (in dollars per share) | $ / shares		0.0001			0.0001
Convertible redeemable preferred shares, shares authorized (in shares) | shares				30,769,231
Convertible redeemable preferred shares, shares issued (in shares) | shares				30,769,231
Convertible redeemable preferred shares, shares outstanding (in shares) | shares				30,769,231
Parent company | Reportable legal entity | Series Angel convertible redeemable preferred shares
MEZZANINE EQUITY:
TOTAL MEZZANINE EQUITY | ¥				¥ 495,921
SHAREHOLDERS' (DEFICIT)/EQUITY:
Convertible redeemable preferred stock, par value (in dollars per share) | $ / shares		0.0001			0.0001
Convertible redeemable preferred shares, shares authorized (in shares) | shares				21,978,022
Convertible redeemable preferred shares, shares issued (in shares) | shares				21,978,022
Convertible redeemable preferred shares, shares outstanding (in shares) | shares				21,978,022
Parent company | Reportable legal entity | Series B convertible redeemable preferred shares
MEZZANINE EQUITY:
TOTAL MEZZANINE EQUITY | ¥				¥ 1,028,888
SHAREHOLDERS' (DEFICIT)/EQUITY:
Convertible redeemable preferred stock, par value (in dollars per share) | $ / shares		0.0001			0.0001
Convertible redeemable preferred shares, shares authorized (in shares) | shares				45,315,510
Convertible redeemable preferred shares, shares issued (in shares) | shares				45,315,510
Convertible redeemable preferred shares, shares outstanding (in shares) | shares				45,315,510
Parent company | Reportable legal entity | Series C1 convertible redeemable preferred shares
MEZZANINE EQUITY:
TOTAL MEZZANINE EQUITY | ¥				¥ 851,362
SHAREHOLDERS' (DEFICIT)/EQUITY:
Convertible redeemable preferred stock, par value (in dollars per share) | $ / shares		0.0001			0.0001
Convertible redeemable preferred shares, shares authorized (in shares) | shares				37,373,616
Convertible redeemable preferred shares, shares issued (in shares) | shares				37,373,616
Convertible redeemable preferred shares, shares outstanding (in shares) | shares				37,373,616
Parent company | Reportable legal entity | Series C2 convertible redeemable preferred shares
MEZZANINE EQUITY:
TOTAL MEZZANINE EQUITY | ¥				¥ 352,660
SHAREHOLDERS' (DEFICIT)/EQUITY:
Convertible redeemable preferred stock, par value (in dollars per share) | $ / shares		0.0001			0.0001
Convertible redeemable preferred shares, shares authorized (in shares) | shares				15,650,202
Convertible redeemable preferred shares, shares issued (in shares) | shares				15,650,202
Convertible redeemable preferred shares, shares outstanding (in shares) | shares				15,650,202
Parent company | Reportable legal entity | Class A ordinary shares
SHAREHOLDERS' (DEFICIT)/EQUITY:
Ordinary shares | ¥	¥ 135
Ordinary shares, par value (in dollars per share) | $ / shares		0.0001			0.0001
Ordinary shares, shares authorized (in shares) | shares	300,000,000			0
Ordinary shares, shares issued (in shares) | shares	194,348,706			0
Ordinary shares, shares outstanding (in shares) | shares	194,348,706			0
Parent company | Reportable legal entity | Class B ordinary shares
SHAREHOLDERS' (DEFICIT)/EQUITY:
Ordinary shares | ¥	¥ 55
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001			$ 0.0001
Ordinary shares, shares authorized (in shares) | shares	100,000,000			0
Ordinary shares, shares issued (in shares) | shares	82,132,500			0
Ordinary shares, shares outstanding (in shares) | shares	82,132,500			0